Business Combination - Summary of the Intangible Assets Acquired in the Acquisition (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 8,300
Fathom LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		14,100
ICO Mold
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		5,500
Incodema
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		19,300
Newchem
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		2,800
Daholquist Machine | Incodema Holdings LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		20,100
Summit Tooling And Summit Plastics
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 5,000
PPP
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	14,200
Centex | Incodema Holdings LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	6,243
Laser | Incodema Holdings LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	3,557
Micropulse West
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	7,000
Trade Name
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 500
Estimated Life (Years)		5 years
Trade Name | Fathom LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 4,300
Estimated Life (Years)		15 years
Trade Name | ICO Mold
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 700
Estimated Life (Years)		5 years
Trade Name | Incodema
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 2,700
Estimated Life (Years)		15 years
Trade Name | Newchem
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 300
Estimated Life (Years)		5 years
Trade Name | Daholquist Machine | Incodema Holdings LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 1,500
Estimated Life (Years)		5 years
Trade Name | Summit Tooling And Summit Plastics
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 400
Estimated Life (Years)	5 years
Trade Name | PPP
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 1,100
Estimated Life (Years)	5 years
Trade Name | Centex | Incodema Holdings LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 510
Estimated Life (Years)	5 years
Trade Name | Laser | Incodema Holdings LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 290
Estimated Life (Years)	5 years
Trade Name | Micropulse West
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 600
Estimated Life (Years)	5 years
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 7,800
Estimated Life (Years)		14 years
Customer Relationships | Fathom LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 5,300
Estimated Life (Years)		10 years
Customer Relationships | ICO Mold
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 3,500
Estimated Life (Years)		6 years
Customer Relationships | Incodema
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 11,500
Estimated Life (Years)		9 years
Customer Relationships | Newchem
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 2,500
Estimated Life (Years)		16 years
Customer Relationships | Daholquist Machine | Incodema Holdings LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 18,600
Estimated Life (Years)		16 years
Customer Relationships | Summit Tooling And Summit Plastics
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 4,600
Estimated Life (Years)	11 years
Customer Relationships | PPP
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 13,100
Estimated Life (Years)	17 years
Customer Relationships | Centex | Incodema Holdings LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 5,733
Estimated Life (Years)	17 years
Customer Relationships | Laser | Incodema Holdings LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 3,267
Estimated Life (Years)	17 years
Customer Relationships | Micropulse West
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 6,400
Estimated Life (Years)	17 years
Developed Technology Rights | Fathom LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 4,500
Estimated Life (Years)		5 years
Developed Technology Rights | ICO Mold
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 1,300
Estimated Life (Years)		5 years
Developed Technology Rights | Incodema
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisition Date Fair Value		$ 5,100
Estimated Life (Years)		5 years